As filed with the Securities and Exchange Commission on September 24, 2013

Securities Act File No. 333-188956

Securities Act File No. 333-191292

Securities Act File No. 333-191293

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-2

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933 ☑
(Check appropriate box or boxes)
Pre-Effective Amendment No. 5
Post-Effective Amendment No.

CAPITALA FINANCE CORP.

(Exact name of Registrant as specified in charter)

Form N-5

REGISTRATION STATEMENT OF SMALL BUSINESS INVESTMENT COMPANY

UNDER

THE SECURITIES ACT OF 1933 ☑

(Check appropriate box or boxes)

Pre-Effective Amendment No. 5

Post-Effective Amendment No.

CAPITALSOUTH PARTNERS FUND II LIMITED PARTNERSHIP

CAPITALSOUTH PARTNERS SBIC FUND III, L.P.

(Exact name of Registrants as specified in charters)

4201 Congress St., Suite 360

Charlotte, NC 28209

(Address of Principal Executive Offices)

Registrants’ telephone number, including Area Code: (704) 376-5502

Joseph B. Alala, III

Chief Executive Officer and President

Capitala Finance Corp.

4201 Congress St., Suite 360

Charlotte, NC 28209

(Name and address of agent for service)

COPIES TO:

Steven B. Boehm John J. Mahon Sutherland Asbill & Brennan LLP 700 Sixth Street NW, Suite 700 Washington, DC 20001 (202) 383-0100 Fax: (202) 637-3593	James R. Tanenbaum Anna T. Pinedo Morrison & Foerster LLP 1290 Avenue of the Americas New York, NY 10104 (212) 468-8000 Fax: (212) 468-7900

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box.    ☐

It is proposed that this filing will become effective (check appropriate box):

☐	when declared effective pursuant to section 8(c).

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Proposed Maximum Aggregate Offering Price(1)	Amount of Registration Fee
Common Stock, $0.01 par value per share	$92,000,000	$12,548.80(3)
Partnership Interests of CapitalSouth Partners Fund II Limited Partnership(2)
Partnership Interests of CapitalSouth Partners SBIC Fund III, L.P.(2)

(1)	Estimated pursuant to Rule 457(o) under the Securities Act of 1933 solely for the purpose of determining the registration fee.
(2)	Pursuant to Rule 140 under the Securities Act of 1933, Capitala Finance Corp. may be deemed to be an issuer of the partnership interests for consideration equal to the proposed maximum aggregate offering price of its common stock sold in this offering. No additional offering price will result from any such deemed issuance; accordingly, no additional registration fee is owed on account of any such deemed offering.
(3)	Previously paid.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

EXPLANATORY NOTE

The purpose of this Amendment No. 5 to the Registration Statement on Form N-2 is solely to file certain exhibits to the Registration Statement as set forth in Item 25(2) of Part C.

PART C — OTHER INFORMATION

ITEM 25.	FINANCIAL STATEMENTS AND EXHIBITS

1. Financial Statements

The following financial statements are included in Part A, “Information Required to be in the Prospectus” of the Registration Statement.

2. Exhibits

Exhibit Number	Description
a.1	Articles of Amendment and Restatement(1)

a.2	Certificateof Limited Partnership of CapitalSouth Partners Fund II Limited Partnership(2)

a.3	Certificateof Limited Partnership of CapitalSouth Partners SBIC Fund III, L.P.(2)

b.1	Bylaws(1)

b.2	Form of Amended and Restated Limited Partnership Agreement of CapitalSouth Partners Fund II Limited Partnership

b.3	Form of Amended and Restated Agreement of Limited Partnership of CapitalSouth Partners SBIC Fund III, L.P.

d.1	Form of Common Stock Certificate(1)

e.	Form of Dividend Reinvestment Plan(1)

g.	Form of Investment Advisory Agreement by and between Registrant and Capitala Investment Advisors, LLC(1)

h.	Form of Underwriting Agreement

j.	Form of Custodian Agreement(1)

k.1	Form of Administration Agreement by and between Registrant and Capitala Advisors Corp.(1)

k.2	Form of Indemnification Agreement by and between Registrant and each of its directors(1)

k.3	Form of Trademark License Agreement by and between Registrant and Capitala Investment Advisors, LLC(1)

k.4	Form of Purchase and Sale Agreement by and among Registrant, CapitalSouth Partners Fund III, L.P., CapitalSouth Partners SBIC Fund III, L.P. and CapitalSouth Partners SBIC F-III, LLC

k.5	Form of Purchase and Sale Agreement by and among Registrant, Atlas Powers Investments, LLC, Markham Hunt Broyhill and John F. McGlinn

k.6	Form of Purchase and Sale Agreement by and among Registrant, CapitalSouth Partners F-II, LLC, Atlas Powers Investments, LLC, Markham Hunt Broyhill, John F. McGlinn, Capitala Transaction Corp., Joseph B. Alala, III and Chris Norton

k.7	Form of Agreement and Plan of Merger by and between Registrant, CS F-II Acquisition Sub, LLC, CapitalSouth Partners Fund II Limited Partnership and CapitalSouth Partners F-II, LLC

k.8	Form of Purchase Agreement by and between Registrant, CapitalSouth Partners Fund III, L.P. and CapitalSouth Partners F-III, LLC

k.9	Form of Purchase and Sale Agreement by and among Registrant, CapitalSouth Partners Florida Sidecar Fund I, L.P., Florida Growth Fund, LLC and CSP-Florida Mezzanine Fund I, LLC

k.10	Form of Purchase Agreement by and among Registrant, CapitalSouth Partners Fund I, Limited Partnership and CapitalSouth Partners, LLC

k.11	Form of Purchase and Sale Agreement by and between Registrant and CapitalSouth Corporation

l.	Opinion of Sutherland Asbill & Brennan LLP

n.1	Consent of Sutherland Asbill & Brennan LLP (Incorporated by reference to exhibit l hereto)

n.2	Consent of Ernst & Young LLP(3)

n.3	Consent of Dixon Hughes Goodman LLP(3)

n.4	Report of Dixon Hughes Goodman LLP(1)

n.5	Consent of Dixon Hughes Goodman LLP(3)

n.6	Report of Dixon Hughes Goodman LLP(1)

Exhibit Number	Description
n.7	License from the Small Business Administration allowing CapitalSouth Partners Fund II Limited Partnership to operate as a Small Business Investment Company(2)

n.8	Letter from the Small Business Administration approving CapitalSouth Partners SBIC Fund III, L.P.’s application to operate as a Small Business Investment Company(2)

r.	Code of Ethics of Registrant, CapitalSouth Partners Fund II Limited Partnership and CapitalSouth Partners SBIC Fund III, L.P.(2)

99.1	Code of Business Conduct of Registrant(1)

*	To be filed by amendment.
(1)	Previously filed in connection with the Pre-Effective Amendment No. 1 to Capitala Finance Corp.’s registration statement on Form N-2 (File No. 333-188956) filed on September 9, 2013.
(2)	Previously filed in connection with Pre-Effective Amendment No. 2 to Capitala Finance Corp.’s registration statement on Form N-2 (File No. 333-188956) filed on September 16, 2013.
(3)	Previously filed in connection with Pre-Effective Amendment No. 4 to Capitala Finance Corp.’s registration statement on Form N-2 (File No. 333-188956) filed on September 20, 2013.

ITEM 26.	MARKETING ARRANGEMENTS

The information contained under the heading “Underwriting” on this Registration Statement is incorporated herein by reference.

ITEM 27.	OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

SEC registration fee	$12,549
FINRA filing fee	$14,300
NASDAQ Global Select Market	$5,000
Printing and postage	$250,000
Legal fees and expenses	$900,000
Accounting fees and expenses	$107,600
Miscellaneous	$460,551

Total	$1,750,000

Note:	All listed amounts are estimates except for the SEC registration fee and FINRA filing fee.

ITEM 28.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

Immediately prior to the pricing of this offering and completion of the Formation Transactions (as described in this Registration Statement), Capitala Investment Advisors, LLC will own 100% of the outstanding common stock of Capitala Finance Corp. Following the completion of this offering, Capitala Investment Advisors, LLC’s share ownership is expected to represent less than 1% of Capitala Finance Corp.’s outstanding common stock.

See “Management,” “Certain Relationships and Transactions” and “Control Persons and Principal Stockholders” in the Prospectus contained herein.

ITEM 29.	NUMBER OF HOLDERS OF SECURITIES

The following table sets forth the number of record holders of the Registrant’s common stock at September 23, 2013:

Title of Class	Number of Record Holders
Common Stock, par value $0.01 per share	1

ITEM 30.	INDEMNIFICATION

Directors and Officers

Reference is made to Section 2-418 of the Maryland General Corporation Law, Article VII of the Registrant’s charter and Article XI of the Registrant’s bylaws.

Maryland law permits a Maryland corporation to include in its charter a provision limiting the liability of its directors and officers to the corporation and its stockholders for money damages except for liability resulting from (a) actual receipt of an improper benefit or profit in money, property or services or (b) active and deliberate dishonesty established by a final judgment as being material to the cause of action. The Registrant’s charter contains such a provision which eliminates directors’ and officers’ liability to the maximum extent permitted by Maryland law, subject to the requirements of the Investment Company Act of 1940, as amended (the “1940 Act”).

The Registrant’s charter authorizes the Registrant, to the maximum extent permitted by Maryland law and subject to the requirements of the 1940 Act, to indemnify any present or former director or officer or any individual who, while serving as the Registrant’s director or officer and at the Registrant’s request, serves or has served another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise as a director, officer, partner or trustee, from and against any claim or liability to which that person may become subject or which that person may incur by reason of his or her service in any such capacity and to pay or reimburse their reasonable expenses in advance of final disposition of a proceeding. The Registrant’s bylaws obligate the Registrant, to the maximum extent permitted by Maryland law and subject to the requirements of the 1940 Act, to indemnify any present or former director or officer or any individual who, while serving as the Registrant’s director or officer and at the Registrant’s request, serves or has served another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise as a director, officer, partner or trustee and who is made, or threatened to be made, a party to the proceeding by reason of his or her service in that capacity from and against any claim or liability to which that person may become subject or which that person may incur by reason of his or her service in any such capacity and to pay or reimburse his or her reasonable expenses in advance of final disposition of a proceeding. The charter and bylaws also permit the Registrant to indemnify and advance expenses to any person who served a predecessor of the Registrant in any of the capacities described above and any of the Registrant’s employees or agents or any employees or agents of the Registrant’s predecessor. In accordance with the 1940 Act, the Registrant will not indemnify any person for any liability to which such person would be subject by reason of such person’s willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Maryland law requires a corporation (unless its charter provides otherwise, which the Registrant’s charter does not) to indemnify a director or officer who has been successful in the defense of any proceeding to which he or she is made, or threatened to be made, a party by reason of his or her service in that capacity. Maryland law permits a corporation to indemnify its present and former directors and officers, among others, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by them in connection with any proceeding to which they may be made, or threatened to be made, a party by reason of their service in those or other capacities unless it is established that (a) the act or omission of the director or officer was material to the matter giving rise to the proceeding and (1) was committed in bad faith or (2) was the result of active and deliberate dishonesty, (b) the director or officer actually received an improper personal benefit in money, property or services or (c) in the case of any criminal proceeding, the director or officer had reasonable cause to believe that the act or omission was unlawful. However, under Maryland law, a Maryland corporation may not indemnify for an adverse judgment in a suit by or in the right of the corporation or for a judgment of liability on the basis that a personal benefit was improperly received unless, in either case, a court orders indemnification, and then only for expenses. In addition, Maryland law permits a corporation to advance reasonable expenses to a director or officer in advance of final disposition of a proceeding upon the corporation’s receipt of (a) a written affirmation by the director or officer of his or her good faith belief that he or she has met the standard of conduct necessary for indemnification by the corporation and (b) a written undertaking by him or her or on his or her behalf to repay the amount paid or reimbursed by the corporation if it is ultimately determined that the standard of conduct was not met.

Adviser and Administrator

The Investment Advisory Agreement provides that, absent willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of the reckless disregard of its duties and obligations, Capitala Investment Advisors, LLC (the “investment adviser”) and its officers, managers, agents, employees, controlling persons, members and any other person or entity affiliated with it are entitled to indemnification from the Registrant for any damages, liabilities, costs and expenses (including reasonable attorneys’ fees and amounts reasonably paid in settlement) arising from the rendering of the investment adviser’s services under the Investment Advisory Agreement or otherwise as an investment adviser of the Registrant.

The Administration Agreement provides that, absent willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of the reckless disregard of its duties and obligations, Capitala Advisors Corp. and its officers, managers, agents, employees, controlling persons, members and any other person or entity affiliated with it are entitled to indemnification from the Registrant for any damages, liabilities, costs and expenses (including reasonable attorneys’ fees and amounts reasonably paid in settlement) arising from the rendering of Capitala Advisors Corp.’s services under the Administration Agreement or otherwise as administrator for the Registrant.

The law also provides for comparable indemnification for corporate officers and agents. Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Securities Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

The Registrant has entered into indemnification agreements with its directors. The indemnification agreements are intended to provide the Registrant’s directors the maximum indemnification permitted under Maryland law and the 1940 Act. Each indemnification agreement provides that the Registrant shall indemnify the director who is a party to the agreement (an “Indemnitee”), including the advancement of legal expenses, if, by reason of his or her corporate status, the Indemnitee is, or is threatened to be, made a party to or a witness in any threatened, pending, or completed proceeding, other than a proceeding by or in the right of the Registrant.

ITEM 31.	BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

A description of any other business, profession, vocation, or employment of a substantial nature in which the investment adviser, and each managing director, director or executive officer of the investment adviser, is or has been during the past two fiscal years, engaged in for his or her own account or in the capacity of director, officer, employee, partner or trustee, is set forth in Part A of this Registration Statement in the sections titled “Management — Board of Directors,” “Investment Advisory Agreement” and “Portfolio Management — Investment Personnel.” Additional information regarding the investment adviser and its officers and directors is set forth in its Form ADV, as filed with the SEC(SEC File No. 801-77467), under the Investment Advisers Act of 1940, as amended, and is incorporated herein by reference.

ITEM 32.	LOCATION OF ACCOUNTS AND RECORDS

All accounts, books, and other documents required to be maintained by Section 31(a) of the 1940 Act, and the rules thereunder are maintained at the offices of:

(1)	the Registrant, Capitala Finance Corp., 4201 Congress Street, Suite 360, Charlotte, North Carolina 28209;

(2)	the Transfer Agent, American Stock Transfer & Trust Company, LLC, 6201 15th Avenue, Brooklyn, New York 11219;

(3)	the Custodian, U.S. Bank National Association, 615 East Michigan Street, Milwaukee, Wisconsin 53202; and

(4)	the investment adviser, Capitala Investment Advisors, LLC, 4201 Congress Street, Suite 360, Charlotte, North Carolina 28209.

ITEM 33.	MANAGEMENT SERVICES

Not applicable.

ITEM 34.	UNDERTAKINGS

(1)	Registrant undertakes to suspend the offering of the shares of common stock covered hereby until it amends its prospectus contained herein if (a) subsequent to the effective date of this Registration Statement, its net asset value per share of common stock declines more than 10% from its net asset value per share of common stock as of the effective date of this Registration Statement, or (b) its net asset value per share of common stock increases to an amount greater than its net proceeds as stated in the prospectus contained herein.

(2)	Not applicable.

(3)	Not applicable.

(4)	Not applicable.

(5)	Registrant undertakes that:

(a)	For purposes of determining any liability under the Securities Act of 1933, as amended, the information omitted from the form of prospectus filed as part of the Registration Statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant pursuant to Rule 497(h) under the Securities Act of 1933, as amended, shall be deemed to be part of this Registration Statement as of the time it was declared effective.

(b)	For purposes of determining any liability under the Securities Act of 1933, as amended, each post-effective amendment that contains a form of prospectus shall be deemed to a new registration statement relating to the securities at that time shall be deemed to be the initial bona fide offering thereof.

(6)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Pre-Effective Amendment No. 5 to the Registration Statement on Form N-2 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Charlotte, in the State of North Carolina, on the 24th day of September, 2013.

CAPITALA FINANCE CORP.

By:	/s/ Joseph B. Alala, III
Joseph B. Alala, III
Chief Executive Officer, President and Chairman of the Board of Directors

Pursuant to the requirements of the Securities Act of 1933, as amended, this Pre-Effective Amendment No. 5 to the Registration Statement on Form N-2 has been signed by the following persons on behalf of the Registrant, and in the capacities indicated, on the 24th day of September, 2013.

Signature	Title

/s/ Joseph B. Alala, III Joseph B. Alala, III	Chief Executive Officer, President and Chairman of the Board of Directors (Principal Executive Officer)

* John F. McGlinn	Chief Operating Officer, Secretary and Treasurer

/s/ Stephen A. Arnall Stephen A. Arnall	Chief Financial Officer (Principal Financial Officer)

* M. Hunt Broyhill	Director

* H. Paul Chapman	Director

* Larry W. Carroll	Director

* R. Charles Moyer	Director

*By:	/s/ Joseph B. Alala, III
Joseph B. Alala, III Attorney-in-fact

PART III OF FORM N-5

INFORMATION NOT REQUIRED IN PROSPECTUS

EXPLANATORY NOTE

The purpose of this Amendment No. 5 to the Registration Statement on Form N-5 is solely to file certain exhibits to the Registration Statement as set forth in Item 35(b) of Part III.

Item 29.	Marketing Arrangements.

The information contained under the heading “Underwriting” in this Registration Statement is incorporated herein by reference.

Item 30.	Other Expenses of Issuance and Distribution.

Incorporated by reference from Part C, Item 27 of Capitala Finance Corp.’s Registration Statement on Form N-2 (No. 333-188956).

Item 31.	Relationship with Registrant of Experts Named in Registration Statement.

Not Applicable.

Item 32.	Recent Sales of Unregistered Securities.

Not Applicable.

Item 33.	Treatment of Proceeds from Stock Being Registered.

Not Applicable.

Item 34.	Undertaking.

Subject to the terms and conditions of section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

Item 35.	Financial Statements and Exhibits.

(a) Financial Statements

The following financial statements of CapitalSouth Partners Fund II Limited Partnership and CapitalSouth Partners SBIC Fund III, L.P. are included in Part I of this Registration Statement:

(b) Exhibits

1.a	Certificate of Limited Partnership of CapitalSouth Partners Fund II Limited Partnership (Incorporated by reference to Exhibit a.2 of Capitala Finance Corp.’s Registration Statement on Form N-2, File No. 333-188956)(2)

1.b	Certificate of Limited Partnership of CapitalSouth Partners SBIC Fund III, L.P. (Incorporated by reference to Exhibit a.3 of Capitala Finance Corp.’s Registration Statement on Form N-2, File No. 333-188956)(2)

2.a	Form of Amended and Restated Limited Partnership Agreement of CapitalSouth Partners Fund II Limited Partnership (Incorporated by reference to Exhibit b.2 of Capitala Finance Corp.’s Registration Statement on Form N-2, File No. 333-188956)

2.b	Form of Amended and Restated Agreement of Limited Partnership of CapitalSouth Partners SBIC Fund III, L.P. (Incorporated by reference to Exhibit b.3 of Capitala Finance Corp.’s Registration Statement on Form N-2, File No. 333-188956)

3.	Not applicable

4.	Form of Custodian Agreement (Incorporated by reference to Exhibit j of Capitala Finance Corp.’s Registration Statement on Form N-2, File No. 333-188956)(1)

5.	Form of Indemnification Agreement (Incorporated by reference to Exhibit k.2 of Capitala Finance Corp.’s Registration Statement on Form N-2, File No. 333-188956)(1)

6.	Not applicable

7.	Not applicable

8.a	License from the Small Business Administration allowing CapitalSouth Partners Fund II Limited Partnership to operate as a Small Business Investment Company (Incorporated by reference to Exhibit n.7 of Capitala Finance Corp.’s Registration Statement on Form N-2, File No. 333-188956)(2)

8.b	Letter from the Small Business Administration approving CapitalSouth Partners SBIC Fund III, L.P.’s application to operate as an Small Business Investment Company (Incorporated by reference to Exhibit n.8 of Capitala Finance Corp.’s Registration Statement on Form N-2, File No. 333-188956)(2)

9.a	Form of Purchase and Sale Agreement by and among Capitala Finance Corp., CapitalSouth Partners Fund III, L.P., CapitalSouth Partners SBIC Fund III, L.P. and CapitalSouth Partners SBIC F-III, LLC (Incorporated by reference to Exhibit k.4. of Capitala Finance Corp.’s Registration Statement on Form N-2, File No. 333-188956)

9.b	Form of Agreement and Plan of Merger by and between Capitala Finance Corp., CS F-II Acquisition Sub, LLC, CapitalSouth Partners Fund II Limited Partnership and CapitalSouth Partners F-II, LLC (Incorporated by reference to Exhibit k.7. of Capitala Finance Corp.’s Registration Statement on Form N-2, File No. 333-188956)

10.	Form of Underwriting Agreement (Incorporated by reference to Exhibit h of Capitala Finance Corp.’s Registration Statement on Form N-2, File No. 333-188956)

11.	Opinion of Sutherland Asbill & Brennan LLP (Incorporated by reference to Exhibit l of Capitala Finance Corp.’s Registration Statement on Form N-2, File No. 333-188956)

12.	Not Applicable

13.	Code of Ethics of Capitala Finance Corp., CapitalSouth Partners Fund II Limited Partnership and CapitalSouth Partners SBIC Fund III, L.P. (Incorporated by reference to Exhibit r of Capitala Finance Corp.’s Registration Statement on Form N-2, File No. 333-188956)(2)

(1)	Previously filed in connection with Pre-Effective Amendment No. 1 to the Capitala Finance Corp.’s registration statement on Form N-2 (File No. 333-188956) filed on September 9, 2013.
(2)	Previously filed in connection with Pre-Effective Amendment No. 2 to Capitala Finance Corp.’s registration statement on Form N-2 (File No. 333-188956) filed on September 16, 2013.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Pre-Effective Amendment No. 5 to this Registration Statement on Form N-5 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Charlotte, in the State of North Carolina, on the 24th day of September, 2013.

CAPITALSOUTH PARTNERS FUND II LIMITED PARTNERSHIP

By:	CapitalSouth Partners F-II, LLC, its General Partner

By:	/s/ Joseph B. Alala, III
Joseph B. Alala, III
Managing Member, President and Chief Executive Officer

KNOW ALL PERSONS BY THESE PRESENTS, that each person whose signature appears below constitutes and appoints each of Joseph B. Alala, III and John F. McGlinn as a true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in any and all capacities to sign any and all amendments to this Registration Statement (including post-effective amendments, or any abbreviated registration statement and any amendments thereto filed pursuant to Rule 462(b) and otherwise), and to file the same, with all exhibits thereto, and other documents in connection therewith, with the SEC granting unto each said attorney-in-fact and agent the full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the foregoing, as to all intents and purposes as either of them might or could do in person, hereby ratifying and confirming all that each said attorney-in-fact and agent, or his respective substitute, may lawfully do or cause to be done by virtue hereof.

Pursuant to the requirements of the Securities Act of 1933, as amended, this Pre-Effective Amendment No. 5 to this Registration Statement on Form N-5 has been signed by the following persons on behalf of the Registrant, and in the capacities indicated, on the 24th day of September, 2013.

Signature	Title

/s/ Joseph B. Alala, III Joseph B. Alala, III	Managing Member, President and Chief Executive Officer (Principal Executive Officer and Principal Financial Officer) of the General Partner and Chairman of the Board of Directors

/s/ John F. McGlinn John F. McGlinn	Managing Member of the General Partner

/s/ M. Hunt Broyhill M. Hunt Broyhill	Managing Member of the General Partner and Director

/s/ H. Paul Chapman H. Paul Chapman	Director

/s/ Larry W. Carroll Larry W. Carroll	Director

/s/ R. Charles Moyer R. Charles Moyer	Director

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Pre-Effective Amendment No. 5 to this Registration Statement on Form N-5 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Charlotte, in the State of North Carolina, on the 24th day of September, 2013.

CAPITALSOUTH PARTNERS SBIC FUND III, L.P.

By:	CapitalSouth Partners F-III, LLC, its General Partner

By:	/s/ Joseph B. Alala, III
Joseph B. Alala, III
Managing Member, President and Chief Executive Officer

KNOW ALL PERSONS BY THESE PRESENTS, that each person whose signature appears below constitutes and appoints each of Joseph B. Alala, III and John F. McGlinn as a true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in any and all capacities to sign any and all amendments to this Registration Statement (including post-effective amendments, or any abbreviated registration statement and any amendments thereto filed pursuant to Rule 462(b) and otherwise), and to file the same, with all exhibits thereto, and other documents in connection therewith, with the SEC granting unto each said attorney-in-fact and agent the full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the foregoing, as to all intents and purposes as either of them might or could do in person, hereby ratifying and confirming all that each said attorney-in-fact and agent, or his respective substitute, may lawfully do or cause to be done by virtue hereof.

Pursuant to the requirements of the Securities Act of 1933, as amended, this Pre-Effective Amendment No. 5 to this Registration Statement on Form N-5 has been signed by the following persons on behalf of the Registrant, and in the capacities indicated, on the 24th day of September, 2013.

Signature	Title

/s/ Joseph B. Alala, III Joseph B. Alala, III	Managing Member, President and Chief Executive Officer (Principal Executive Officer and Principal Financial Officer) of the General Partner and Chairman of the Board of Directors

/s/ John F. McGlinn John F. McGlinn	Managing Member of the General Partner

/s/ M. Hunt Broyhill M. Hunt Broyhill	Managing Member of the General Partner and Director

/s/ H. Paul Chapman H. Paul Chapman	Director

/s/ Larry W. Carroll Larry W. Carroll	Director

/s/ R. Charles Moyer R. Charles Moyer	Director